CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 2,208,682	$ 739,323	$ 663,671
Unrealized gain on available-for-sale securities:
Unrealized holding gains arising during the period net of taxes (benefit) of ($6,000), $26,000 and $40,000 for the fiscal years 2015, 2014 and 2013, respectively (Note 14)	$ 66,621	31,966	$ 50,156
Reclassification adjustment for net (losses) included in net income, net of taxes of ($69,000) for the year ended July 31, 2014 (Note 14)		(86,187)
Unrealized gain (loss) on available-for-sale securities, net of taxes	$ 66,621	(54,221)	$ 50,156
Comprehensive income	$ 2,275,303	$ 685,102	$ 713,827